MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
May 31, 2025
Material Accounting Policy Information [Abstract]
Foreign currency transaction [Policy Text Block]

a) Foreign currency transaction

The Canadian dollar is the functional and presentation currency of the Company and its subsidiary. Transactions in foreign currencies are translated to the functional currency of the Company at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the statement of financial position date are translated to the functional currency at the exchange rate in effect on the statement of financial position date with any resulting foreign exchange gain or loss recognized in net income (loss).

Non-monetary items measured in terms of historical cost in a foreign currency are translated using the exchange rate in effect on the date of the transaction. Foreign currency gains and losses on transactions are reported on a net basis and recognized in foreign exchange under Expenses within Statements of Loss and Comprehensive Loss.

Financial instruments [Policy Text Block]

b) Financial instruments

All financial instruments are measured at fair value upon initial recognition of the transaction.

Measurement

Measurement in subsequent periods is dependent on whether the instrument is classified as "amortized cost", "fair value through profit or loss" or "fair value through other comprehensive income".

The Company derecognizes a financial asset when the contractual right to the cash flows from the asset expire or it transfers the right to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired.

Financial assets and liabilities are offset, and the net amount presented in the statement of financial position when the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

All of the Company's financial assets and liabilities are classified as amortized cost, except for the derivative financial liability, which is measured at fair value through profit or loss.

Trade and other receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value, adjusted for any directly attributable transaction costs. Subsequent to initial recognition, trade and other receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Financial liabilities are recognized initially at fair value net of any directly attributable transaction costs. Financial liabilities (except for the derivative financial liability) are subsequently measured at amortized cost using the effective interest method.

Property and equipment [Policy Text Block]

c) Property and equipment

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset and bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

The cost of replacing a part of an item of property and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably.

The costs of day-to-day servicing of property and equipment (i.e., repairs and maintenance) are recognized under Expenses in the Statements of Loss and Comprehensive Loss as incurred.

A summary of the expected life and residual values for the Company's property and equipment as at May 31, 2025 and 2024 was as follows:

	Expected Life	Residual Values
Computer equipment	5 years	-
Leasehold improvements	5 years	-
Laboratory	20 years	-
Motor vehicle	4 years	-
Office equipment	10 years	-
Research equipment	20 years	-

Depreciation is calculated based on the cost of the asset, less its estimated residual value. Depreciation is recognized in the Statements of Loss and Comprehensive Loss on a straight-line basis over the estimated useful lives of each class of asset.

An item of property and equipment is derecognized when it is either disposed of or when it is determined that no further economic benefit is expected from the item's future use or disposal. Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal, less associated costs of disposal, with the carrying amount of property and equipment, and are recognized in Other Items within the Statements of Loss and Comprehensive Loss.

Identifiable intangible assets [Policy Text Block]

d) Identifiable intangible assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses. Cost includes the purchase price and the directly attributable costs to bring the assets to the location and condition necessary for them to be capable of operating in the manner intended by management. Finite life intangible assets are amortized on a straight-line basis over their useful lives. Intangible assets with an indefinite useful life are not amortized. Amortization commences when an asset is ready for its intended use. Estimates of remaining useful lives are reviewed annually.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditures incurred from the date that the Company can demonstrate all of the following: (i) the technical feasibility of completing the intangible asset so that it will be available for use or sale; (ii) its intention to complete the intangible asset and use or sell it; (iii) its ability to use or sell the intangible asset; (iv) how the intangible asset will generate probable future economic benefits; (v) the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and (vi) its ability to measure reliably the expenditure attributable to the intangible asset during its development. Until these criteria are met, expenditures are expensed as incurred.

A summary of the expected life and residual values for the Company's intangible assets as at May 31, 2025 and 2024 was as follows:

	Expected Life	Residual Values
Investor relations videos	5 years	-
Patents	20 years from day of filing	-

Right-of-use assets and lease liability [Policy Text Block]

e) Right-of-use assets and lease liability

Where the Company has entered a lease, the Company has recognized a right-of-use asset representing its rights to use the underlying assets and a lease liability representing its obligation to make lease payments. The right-of-use asset, where it relates to an operating lease, has been presented net of accumulated amortization and is disclosed under right-of-use assets on the statement of financial position. The right of use assets are depreciated over the shorter of the lease term and their estimated useful lives unless it is reasonably certain that the Company will obtain ownership at the end of the lease term, in which case, the estimated useful life of the asset is used. The lease liability has been disclosed as a separate line item, allocated between current and non-current liabilities. The lease liability associate with all leases is measured at the present value of the expected lease payments at inception and discounted using the interest rate implicit in the lease. If the rate cannot be readily determined, the Company's incremental borrowing rate is used to discount the lease liability. Judgement is required to determine the incremental borrowing rate.

A summary of the expected life and residual values for the Company's right-of-use assets as at May 31, 2025 and 2024 was as follows:

	Expected Life	Residual Values
Property leases	2-5 years	-

Impairment [Policy Text Block]

f) Impairment

Financial assets

Financial assets are assessed at each reporting date to determine whether there is objective evidence that they are impaired. A financial asset is impaired if objective evidence indicates a loss event has occurred after the initial recognition of the asset and the loss event had a negative effect on the estimated future cash flows of the asset that can be estimated reliably.

Non-financial assets

The carrying amounts of the Company's non-financial assets are reviewed at each reporting date to determine whether there is an indication of impairment. If an indication exists, then the asset's carrying amount is assessed for impairment. An impairment loss is recognized in net income (loss) if the carrying amount of an asset exceeds its estimated recoverable amount. The recoverable amount of an asset is the greater of its value in use and its fair value less costs to sell. In assessing fair value less costs to sell, the Company must estimate the price that would be received to sell the asset less any incremental costs directly attributable to the disposal. In assessing value in use, the estimated cash flows are discounted to their present value using an appropriate discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Impairment losses recognized in prior periods are assessed at each reporting date for indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount and the decrease in impairment loss can be objectively related to an event occurring after the impairment was recognized. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Such reversal is recognized in net income (loss).

Share based compensation [Policy Text Block]

g) Share based compensation

Share based compensation expense relates to stock options and restricted share units. Stock-based compensation expense relates to the fair value of the awards being expensed over their respective vesting periods.

Stock Options

The grant date fair value of stock options is measured using the Black-Scholes option pricing model and is recognized as an expense, with a corresponding increase in contributed surplus in equity, over the vesting period. The amount recognized as an expense is based on the estimate of the number of awards expected to vest, which is revised if subsequent information indicates that actual forfeitures are likely to differ from the estimate. Upon exercise of stock options, the consideration paid by the holder is included in share capital and the related contributed surplus associated with the stock options exercised is reclassified into share capital. Where the terms of a stock option are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based compensation arrangement or is otherwise beneficial to the employee as measured at the date of modification over the remaining vesting period. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received.

Restricted share units ("RSUs")

The fair value of RSUs is measured based on the closing price of the Company's common shares on the date of grant. The fair value of each tranche of RSUs is recognized as expense on a straight-line basis over its vesting period. The fair value of RSUs is charged to profit or loss with a corresponding increase in contributed surplus within equity. The amount recognized as an expense is based on the estimate of the number of awards expected to vest, which is revised if subsequent information indicates that actual forfeitures are likely to differ from the estimate. Upon vesting of equity settled RSUs, the related contributed surplus associated with the RSU is reclassified into share capital.

Provisions [Policy Text Block]

h) Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost within the Statements of Loss and Comprehensive Loss. As at May 31, 2025, the Company did not have any provisions.

Share capital [Policy Text Block]

i) Share capital

Share capital represents the amount received on the issue of shares, less issuance costs, net of any underlying income tax benefit from these issuance costs. If shares are issued when options and warrants are exercised, the share capital account also comprises the compensation costs previously recorded as contributed surplus and the fair value recorded under warrant reserve. If shares are issued within the conversion option on convertible securities' exercise, the share capital account also comprises the equity component of any of the convertible securities. Common shares issued for consideration other than cash are valued based on the fair value at the date the common shares are issued.

Share purchase warrants [Policy Text Block]

j) Share purchase warrants

Share purchase warrants when issued were initially measured at fair value using a Black Scholes model and the fair value is recognized in Warrants Reserve. When the share purchase warrants are exercised, the fair value attributable to the warrants exercised are added to the proceeds received and shown under share capital.

Derivative financial liability [Policy Text Block]

k) Derivative financial liability

When the Company issues warrants with exercise prices denominated in currencies other than in the Canadian dollar, the warrants are classified and presented as derivative financial liabilities and measured at fair value. The fair values of such warrants are determined using the Black‐Scholes option pricing model. At the end of each reporting period, the derivative financial liability is re‐measured at fair value with changes in fair value recognized in profit and loss. Derivative financial liabilities have been disclosed in Note 10.

Revenue from contracts with customers [Policy Text Block]

l) Revenue from contracts with customers

Revenue is recognized at the point in time when the customer obtains control of the product and/or service. Control is achieved when a product is delivered to or the service is performed for the customer, the Company has a present right to payment for the product and/or service, significant risks and rewards of ownership have transferred to the customer according to contract terms and there is no unfulfilled obligation that could affect the customer's acceptance of the product and/or service. For contract services that last over a year, revenue is recognized over the duration of the contract.

Government grants [Policy Text Block]

m) Government grants

Research and experimental development tax credits are recognized using the cost reduction method in the year that they are received by the Company. Investment tax credits are subject to the customary approvals by the pertinent tax authorities. Adjustments, if required, are reflected in the year when such assessments are received.

Finance costs [Policy Text Block]	n) Finance costs Finance costs comprise interest expense on borrowings, costs associated with securing debt instruments and unwinding of the discount on provisions.
Research and development [Policy Text Block]

o) Research and development

Research costs are expensed as incurred. Development costs are only capitalized when the product or process is clearly defined; the technical feasibility has been established; the future market for the product or process is clearly defined; and the Company is committed, and has the resources, to complete the project. During the year ended May 31, 2025 and 2024, no development costs were deferred and accounted for as identified intangible assets.

Income tax [Policy Text Block]

p) Income tax

Income tax expense is comprised of current and deferred income taxes. Income tax is recognized in net income (loss) and other comprehensive income (loss) except to the extent that it relates to items recognized in equity on the consolidated statements of financial position. Current income tax is calculated using tax rates which are enacted or substantively enacted at the end of the reporting period. Deferred income taxes are recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the Financial Statements. Deferred income taxes are determined using tax rates which are enacted or substantively enacted at the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible balances can be utilized. All deferred tax assets are analyzed at each reporting period and reduced to the extent that it is no longer probable that the asset will be recovered.

Earnings (loss) per share [Policy Text Block]

q) Earnings (loss) per share

Earnings (loss) per share is computed by dividing the income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Under this method, the weighted average number of common shares used to calculate the dilutive effect in the Statements of Loss and Comprehensive Loss assumes that the proceeds that could be obtained upon exercise of options, warrants and similar instruments would be used to purchase common shares at the average market price during the period.

In periods where a net loss is incurred, basic and diluted loss per share is the same as the effect of outstanding stock options and warrants would be anti-dilutive.

Operating segment reporting [Policy Text Block]

r) Operating segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other operating segments. All operating segments' results are reviewed regularly by senior management to make decisions about resources to be allocated to the operating segment and assess its performance. Operating segment results that are reported to senior management include items directly attributable to an operating segment as well as those that can be allocated on a reasonable basis. The Company has one reportable operating segment.

Standards adopted in the year [Policy Text Block]	s) Standards adopted in the year The Company did not adopt any new accounting standards during the year ended May 31, 2025.
New interpretations and amendments not yet adopted [Policy Text Block]

t) New interpretations and amendments not yet adopted

The are no new interpretations or amendments not yet adopted that the Company expects will have a material impact on the consolidated financial statements.